International Operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Assets	$ 333,469	$ 393,780
United Kingdom
Segment Reporting Information [Line Items]
Total revenue	2,200	2,300	$ 2,300
Assets	$ 29,600	$ 33,200	$ 46,200
Percentage of revenue (percent)	14.00%	15.00%	15.00%
Percentage of asset (percent)	9.00%	8.00%	12.00%